SATUIT CAPITAL MANAGEMENT TRUST

15 Eastlake Drive

Mt. Pleasant, South Carolina 29464

January 7, 2009

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Satuit Capital Management Trust

File Nos.

333-45040

811-10103

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective December 30, 2008 do not differ from those filed in the Post-Effective Amendment No. 12, which was filed electronically December 30, 2008.

Sincerely,

/S/ Robert J. Sullivan

Robert J. Sullivan

Principal Executive Officer